Rate Matters and Regulation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Public Utilities, Approved Equity Capital Structure, Percentage	53.00%
Public Utilities, Approved Debt Capital Structure, Percentage	47.00%
Interim Rate Refund Amount	$ 47.5
Regulatory Assets, Current	40.8	$ 121.8
Recommended Disallowance for Fuel Adjustment	$ 3.3
Administrative Law Judge [Member]
Recommended Return on Equity	9.87%
Recommended Increase (Decrease) in Revenue	$ 40.7
Recommended Capital Structure, Equity Percentage	53.00%
Recommended Capital Structure, Debt Percentage	47.00%
Oklahoma Corporation Commission [Member]
OG&E's Jurisdictional Revenues	85.00%
Arkansas Public Service Commission [Member]
OG&E's Jurisdictional Revenues	8.00%
Federal Energy Regulatory Commission [Member]
OG&E's Jurisdictional Revenues	7.00%
Dry Scrubber Project [Member]
Estimated Environmental Capital Costs	$ 542.4
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	401.3
Mustang Modernization [Member]
Estimated Environmental Capital Costs	390.0
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	$ 348.4
OKLAHOMA
Public Utilities, Requested Equity Capital Structure, Percentage	53.00%
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 92.5
Public Utilities, Requested Return on Equity, Percentage	10.25%
Investments Since Last Rate Case	$ 1,600.0
Public Utilities, Interim Rate Increase (Decrease), Amount	69.5
Interim Rate Revenue Reserved	5.6
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 8.8
Public Utilities, Approved Return on Equity, Percentage	9.50%
Approved Depreciation Reduction from ALJ Recommendation	$ 28.6
ALJ Depreciation Recommendation	$ 36.4
Approved Recovery of Short-term Incentive Comp	50.00%
ARKANSAS
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 16.5
Public Utilities, Requested Return on Equity, Percentage	10.25%
Investments Since Last Rate Case	$ 3,000.0
Settlement of Rate Increase	$ 7.1
Settlement of Return on Equity, Percentage	9.50%
Settlement of Equity Capital Structure, Percentage	50.00%
Oklahoma demand program rider under recovery [Member]
Regulatory Assets, Current	$ 31.6	$ 51.0
January 16, 2018 [Member] | OKLAHOMA
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 1.9
Public Utilities, Requested Return on Equity, Percentage	9.90%
FERC [Member]
Recommended Common Equity Percentage	7.85%
Public Utilities, Approved Return on Equity, Percentage	10.60%
Revenue impact of recommended change in return on common equity	$ 1.5